Commitments and contingencies (Schedule of Future Minimum Payments for Operating Leases) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY
Commitments and contingencies [Abstract]
2014	$ 489	3,039
2015	235	1,462
2016	6	36
2017 and thereafter	2	11
Total payments	$ 732	4,548